Secured Investor Certificates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Secured Investor Certificates Maturity Schedule

April 1, 2014 through March 31, 2015	$ 1,716,000
April 1, 2015 through December 31, 2016	2,102,000
2017	3,146,000
2018	2,699,000
2019	3,668,000
Thereafter	12,087,000

Totals	$25,418,000

2014	$ 1,876,000
2015	2,568,000
2016	3,146,000
2017	2,702,000
2018	3,642,000
Thereafter	11,761,000

Totals	$25,695,000